Shareholder Report, Holdings (Details)	Jun. 30, 2024
AAMA Equity Fund | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AAMA Equity Fund | IShares Core SAndP 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AAMA Equity Fund | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AAMA Equity Fund | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AAMA Equity Fund | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AAMA Equity Fund | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AAMA Equity Fund | Freeport-McMoRan Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AAMA Equity Fund | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AAMA Equity Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AAMA Equity Fund | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AAMA Equity Fund | Tecnology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
AAMA Equity Fund | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
AAMA Equity Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
AAMA Equity Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AAMA Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AAMA Equity Fund | Health care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AAMA Equity Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AAMA Equity Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AAMA Equity Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AAMA Equity Fund | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AAMA Equity Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AAMA Equity Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AAMA Equity Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AAMA Equity Fund | Liabilities In Excess Of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
AAMA Equity Fund | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.20%
AAMA Equity Fund | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
AAMA Equity Fund | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AAMA Equity Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AAMA Income Fund | U.S. Treasury Bills, 5.366%, due 07/23/24
Holdings [Line Items]
Percent of Net Asset Value	13.70%
AAMA Income Fund | U.S. Treasury Bills, 5.369%, due 08/22/24
Holdings [Line Items]
Percent of Net Asset Value	13.60%
AAMA Income Fund | U.S. Treasury Bills, 5.364%, due 10/22/24
Holdings [Line Items]
Percent of Net Asset Value	13.50%
AAMA Income Fund | Federal National Mortgage Association, 2.125%, due 04/24/26
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AAMA Income Fund | U.S. Treasury Bills, 5.351%, due 09/24/24
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AAMA Income Fund | U.S. Treasury Notes, 0.500%, due 04/30/27
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AAMA Income Fund | U.S. Treasury Notes, 1.125%, due 02/29/28
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AAMA Income Fund | Federal National Mortgage Association, 0.750%, due 10/8/27
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AAMA Income Fund | U.S. Treasury Notes, 1.875%, due 08/31/24
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AAMA Income Fund | Federal Home Loan Bank, 2.750%, due 12/13/24
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AAMA Income Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.30%
AAMA Income Fund | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.50%
AAMA Income Fund | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AAMA Income Fund | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AAMA Income Fund | Other Assets In Excess Of Liabilities
Holdings [Line Items]
Percent of Net Asset Value
AAMA Income Fund | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AAMA Income Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.20%
AAMA Income Fund | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AAMA Income Fund | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.50%